Shareholder Report, Average Annual Return (Details) 195955_Twin Oak Short Horizon Absolute Return ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	May 31, 2026	May 31, 2026
Twin Oak Short Horizon Absolute Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Twin Oak Short Horizon Absolute Return ETF NAV
Average Annual Return, Percent	3.85%	4.05%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.13%	3.22%
Bloomberg U.S. Treasury Bills: 1-3 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent	4.01%	4.30%